Note 11 - Borrowings - Annual Maturities of Long-term Borrowing (Details) ¥ in Millions	Mar. 31, 2017 JPY (¥)
2020	¥ 1,500
2021	1,830
2022	5,170
Long-term installment payable at various dates through calendar 2021, Interest is payable at fixed rates, The weighted-average rates were 0.438% at March 31, 2017.	¥ 8,500